Summary of Significant Accounting Policies - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Short-term investments:
Short-term investments	$ 462,900	$ 2,930
Fair Value, Recurring [Member]
Short-term investments:
Short-term investments	462,900	2,930
Fair Value, Recurring [Member] | Money market funds [Member]
Short-term investments:
Short-term investments	152	2,930
Fair Value, Recurring [Member] | Equity securities [Member]
Short-term investments:
Short-term investments	462,748
Fair Value, Recurring [Member] | Level 1 [Member]
Short-term investments:
Short-term investments	462,900	2,930
Fair Value, Recurring [Member] | Level 1 [Member] | Money market funds [Member]
Short-term investments:
Short-term investments	152	2,930
Fair Value, Recurring [Member] | Level 1 [Member] | Equity securities [Member]
Short-term investments:
Short-term investments	462,748
Fair Value, Recurring [Member] | Level 2 [Member]
Short-term investments:
Short-term investments
Fair Value, Recurring [Member] | Level 2 [Member] | Money market funds [Member]
Short-term investments:
Short-term investments
Fair Value, Recurring [Member] | Level 2 [Member] | Equity securities [Member]
Short-term investments:
Short-term investments
Fair Value, Recurring [Member] | Level 3 [Member]
Short-term investments:
Short-term investments
Fair Value, Recurring [Member] | Level 3 [Member] | Money market funds [Member]
Short-term investments:
Short-term investments
Fair Value, Recurring [Member] | Level 3 [Member] | Equity securities [Member]
Short-term investments:
Short-term investments